As filed with the Securities and Exchange Commission on December 30, 2011
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2012

Date of reporting period:  October 31, 2011

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at October 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.49%
	Aerospace & Defense - 4.26%
1,151	Ceradyne, Inc. *	$38,512
2,311	Hexcel Corp. *	57,105
9,036	Lockheed Martin Corp.	685,832
2,633	Northrop Grumman Corp.	152,056
13,820	Raytheon Co.	610,706
		1,544,211
	Auto Components - 0.54%
4,770	Goodyear Tire & Rubber Co. *	68,497
3,369	Magna International, Inc. #	128,527
		197,024
	Automobiles - 0.11%
3,250	Ford Motor Co. *	37,960

	Beverages - 4.76%
1,397	Brown-Forman Corp. - Class B	104,398
9,689	The Coca-Cola Co.	661,952
16,365	Coca-Cola Enterprises, Inc.	438,909
8,218	PepsiCo, Inc.	517,323
		1,722,582
	Biotechnology - 0.36%
1,134	Biogen Idec, Inc. *	131,952

	Capital Markets - 1.10%
1,320	Ameriprise Financial, Inc.	61,618
915	Franklin Resources, Inc.	97,566
6,597	INTL FCStone, Inc. *	159,911
4,584	Oppenheimer Holdings, Inc. - Class A	80,541
		399,636
	Chemicals - 0.99%
1,969	A. Schulman, Inc.	41,566
468	Agrium, Inc. #	38,512
4,100	American Vanguard Corp.	50,717
2,928	Georgia Gulf Corp. *	52,997
534	Monsanto Co.	38,848
721	Potash Corporation of Saskatchewan, Inc. - ADR	34,125
2,472	Westlake Chemical Corp.	101,871
		358,636
	Communications Equipment - 0.45%
1,420	Comtech Telecommunications Corp.	47,016
972	InterDigital, Inc.	42,233
3,465	JDS Uniphase Corp. *	41,580
3,197	Telefonaktiebolaget LM Ericsson - ADR	33,281
		164,110
	Computers & Peripherals - 3.41%
1,200	Apple, Inc. *	485,736
25,579	Hewlett-Packard Co.	680,657
1,221	NetApp, Inc. *	50,012
7,469	Quantum Corp. *	19,494
		1,235,899
	Construction & Engineering - 0.30%
2,121	MasTec, Inc. *	45,856
1,768	URS Corp. *	63,118
		108,974

	Consumer Finance - 0.93%
2,915	American Express Co.	147,557
7,976	Discover Financial Services	187,915
		335,472
	Diversified Consumer Services - 0.58%
4,154	Lincoln Educational Services Corp.	38,840
2,285	Weight Watchers International, Inc.	170,507
		209,347
	Diversified Telecommunication Services - 3.93%
23,062	AT&T, Inc.	675,947
15,759	IDT Corp. - Class B	181,228
15,274	Verizon Communications, Inc.	564,833
		1,422,008
	Electric Utilities - 0.13%
2,620	PNM Resources, Inc.	47,108

	Electrical Equipment - 0.36%
1,898	Rockwell Automation, Inc.	128,400

	Electronic Equipment, Instruments & Components - 1.62%
3,049	Corning, Inc.	43,570
1,146	FEI Co. *	45,565
2,912	Newport Corp. *	40,331
7,626	SYNNEX Corp. *	220,163
3,593	Tech Data Corp. *	176,704
5,750	Vishay Intertechnology, Inc. *	61,812
		588,145
	Energy Equipment & Services - 2.07%
2,012	Baker Hughes, Inc.	116,676
7,508	Halliburton Co.	280,499
10,796	ION Geophysical Corp. *	82,266
2,913	National Oilwell Varco, Inc.	207,784
3,375	RPC, Inc.	62,674
		749,899
	Food & Staples Retailing - 3.86%
5,526	Ingles Markets, Inc. - Class A	83,443
4,444	Nash Finch Co.	116,966
1,057	Pricesmart, Inc.	80,374
1,401	Sysco Corp.	38,836
17,786	Wal-Mart Stores, Inc.	1,008,822
956	Whole Foods Market, Inc. *	68,947
		1,397,388
	Food Products - 1.68%
1,052	Cal-Maine Foods, Inc.	35,053
4,501	Chiquita Brands International, Inc. *	39,969
1,648	ConAgra Foods, Inc.	41,744
3,802	Dean Foods Co. *	36,955
2,958	Fresh Del Monte Produce, Inc. #	75,311
599	Green Mountain Coffee Roasters, Inc. *	38,947
1,399	The Hershey Co.	80,065
14,595	Sara Lee Corp.	259,791
		607,835
	Gas Utilities - 1.17%
3,749	The Laclede Group, Inc.	150,410
1,531	New Jersey Resources Corp.	71,988
4,680	WGL Holdings, Inc.	200,351
		422,749

	Health Care Equipment & Supplies - 0.49%
473	Atrion Corp.	106,425
1,290	Baxter International, Inc.	70,924
		177,349
	Health Care Providers & Services - 2.89%
2,177	Aetna, Inc.	86,558
2,694	AMERIGROUP Corp. *	149,867
1,190	Coventry Health Care, Inc. *	37,854
2,022	Humana, Inc.	171,648
1,180	Magellan Health Services, Inc. *	60,735
3,974	Molina Healthcare, Inc. *	84,169
7,325	Owens & Minor, Inc.	219,164
2,709	UnitedHealth Group, Inc.	130,005
1,551	WellPoint, Inc.	106,864
		1,046,864
	Hotels, Restaurants & Leisure - 4.09%
120	Chipotle Mexican Grill, Inc. *	40,334
1,917	Domino's Pizza, Inc. *	61,402
4,599	Las Vegas Sands Corp. *	215,923
9,321	McDonald's Corp.	865,455
4,012	Red Robin Gourmet Burgers, Inc. *	100,581
1,492	Wynn Resorts Ltd.	198,138
		1,481,833
	Household Durables - 0.27%
1,416	Tempur-Pedic International, Inc. *	96,373

	Household Products - 2.75%
3,848	Colgate-Palmolive Co.	347,744
10,143	The Procter & Gamble Co.	649,051
		996,795
	Insurance - 3.20%
2,481	American Financial Group, Inc.	88,894
6,814	CNO Financial Group, Inc. *	42,587
3,502	Torchmark Corp.	143,337
15,144	The Travelers Companies, Inc.	883,652
		1,158,470
	Internet & Catalog Retail - 0.76%
541	Priceline.com, Inc. *	274,677

	Internet Software & Services - 0.70%
75	Google, Inc. - Class A *	44,448
5,139	IAC/InterActiveCorp. *	209,825
		254,273
	IT Services - 5.81%
11,387	Automatic Data Processing, Inc.	595,882
6,263	Cardtronics, Inc. *	156,137
8,527	Fidelity National Information Services, Inc.	223,237
4,435	International Business Machines Corp.	818,834
3,323	Visa, Inc. - Class A	309,903
		2,103,993
	Machinery - 1.35%
575	Caterpillar, Inc.	54,314
1,525	Colfax Corp. *	38,521
1,322	Cummins, Inc.	131,446
913	Eaton Corp.	40,921
1,826	Illinois Tool Works, Inc.	88,798
861	Joy Global, Inc.	75,079
1,473	Mueller Industries, Inc.	59,583
		488,662

	Media - 2.35%
5,961	CBS Corp. - Class B	153,853
1,948	DIRECTV - Class A *	88,556
1,575	Viacom, Inc - Class B *	69,064
4,207	The Walt Disney Co.	146,740
1,151	The Washington Post Co. - Class B	391,524
		849,737
	Metals & Mining - 1.34%
3,119	Cliffs Natural Resources, Inc.	212,778
2,587	Freeport-McMoRan Copper & Gold, Inc.	104,153
1,825	Newmont Mining Corp.	121,965
2,270	Olympic Steel, Inc.	46,421
		485,317
	Multi-line Retail - 1.13%
3,845	Big Lots, Inc. *	144,918
1,609	Dollar Tree, Inc. *	128,656
2,580	Kohl's Corp.	136,766
		410,340
	Multi-Utilities - 0.78%
2,596	Consolidated Edison, Inc.	150,231
15,759	Genie Energy Ltd. - Class B *	130,800
		281,031
	Oil, Gas & Consumable Fuels - 8.00%
1,143	Anadarko Petroleum Corp.	89,725
1,022	Apache Corp.	101,822
1,502	Chesapeake Energy Corp.	42,236
4,447	Chevron Corp.	467,157
666	Cimarex Energy Co.	42,624
4,461	ConocoPhillips	310,709
1,665	CVR Energy, Inc. *	41,225
2,028	Devon Energy Corp.	131,719
9,220	Green Plains Renewable Energy, Inc. *	96,441
3,440	HollyFrontier Corp.	105,574
1,410	Marathon Oil Corp.	36,702
3,027	Occidental Petroleum Corp.	281,329
915	Peabody Energy Corp.	39,684
768	Pioneer Natural Resources Co.	64,435
3,500	Tesoro Corp.	90,790
9,481	Total S.A. - ADR	495,856
3,765	Valero Energy Corp.	92,619
13,393	Western Refining, Inc. *	214,020
2,023	The Williams Companies, Inc.	60,913
2,317	World Fuel Services Corp.	92,332
		2,897,912
	Paper & Forest Products - 0.89%
2,440	Domtar Corp.	199,860
17,976	Mercer International, Inc. *	123,675
		323,535
	Personal Products - 0.31%
1,134	Estee Lauder Companies, Inc. - Class A	111,642

	Pharmaceuticals - 6.45%
14,396	Abbott Laboratories	775,513
6,381	Bristol-Myers Squibb Co.	201,576
1,330	Forest Laboratories, Inc. *	41,629
9,603	Johnson & Johnson	618,337
36,233	Pfizer, Inc.	697,848
		2,334,903
	Professional Services - 0.63%
13,868	Kelly Services, Inc. - Class A	226,742

	Semiconductors & Semiconductor Equipment - 8.59%
9,839	Altera Corp.	373,095
964	Analog Devices, Inc.	35,253
9,042	Applied Materials, Inc.	111,397
13,404	Atmel Corp. *	141,546
6,435	Brooks Automation, Inc. *	67,246
2,158	Cypress Semiconductor Corp.	41,239
2,780	Fairchild Semiconductor International, Inc. *	41,617
4,165	GT Advanced Technologies, Inc. *	34,153
51,598	Intel Corp.	1,266,215
4,956	KLA-Tencor Corp.	233,378
3,868	Kulicke & Soffa Industries, Inc. *	37,326
10,079	Novellus Systems, Inc. *	348,229
11,751	Silicon Image, Inc. *	75,676
7,859	Texas Instruments, Inc.	241,507
1,863	Xilinx, Inc.	62,336
		3,110,213
	Software - 3.50%
1,722	Citrix Systems, Inc. *	125,413
1,428	Electronic Arts, Inc. *	33,344
822	Informatica Corp. *	37,401
22,595	Microsoft Corp.	601,705
7,630	Oracle Corp.	250,035
1,561	Red Hat, Inc. *	77,504
2,802	TIBCO Software, Inc. *	80,950
1,942	Tyler Technologies, Inc. *	61,309
		1,267,661
	Specialty Retail - 6.31%
424	AutoZone, Inc. *	137,202
1,386	GameStop Corp. - Class A *	35,440
19,528	The Gap, Inc.	369,079
32,334	Home Depot, Inc.	1,157,557
5,552	Lowe's Companies, Inc.	116,703
6,990	OfficeMax, Inc. *	35,789
548	O'Reilly Automotive, Inc. *	41,675
19,703	Sonic Automotive, Inc. - Class A	289,043
1,543	Ulta Salon Cosmetics & Fragrance, Inc. *	103,828
		2,286,316
	Textiles, Apparel & Luxury Goods - 0.75%
1,665	Fossil, Inc. *	172,594
633	Ralph Lauren Corp.	100,514
		273,108

	Tobacco - 1.02%
1,789	Lorillard, Inc.	197,971
2,408	Philip Morris International, Inc.	168,247
		366,218
	Trading Companies & Distributors - 0.42%
6,537	United Rentals, Inc. *	153,031

	Wireless Telecommunication Services - 0.10%
1,589	Telephone and Data Systems, Inc.	36,833

	Total Common Stocks (Cost $34,832,039)	35,303,163

	SHORT-TERM INVESTMENTS - 2.15%
779,729	Fidelity Institutional Money Market Government Portfolio, Class I, 0.05%† (Cost $779,729)	779,729
	Total Investments in Securities (Cost $35,611,768) - 99.64%	36,082,892
	Other Assets in Excess of Liabilities - 0.36%	130,530
	Net Assets - 100.00%	$36,213,422

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of October 31, 2011.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at October 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.55%
	Aerospace & Defense - 6.04%
26,221	BAE Systems PLC - ADR	$469,094
4,057	Lockheed Martin Corp.	307,926
950	Northrop Grumman Corp.	54,863
4,145	Raytheon Co.	183,168
		1,015,051
	Airlines - 2.34%
3,142	Deutsche Lufthansa AG - ADR	42,888
12,161	Ryanair Holdings PLC - ADR*	349,872
		392,760
	Capital Markets - 0.83%
4,806	Credit Suisse Group AG - ADR	139,230

	Commercial Banks - 0.15%
673	DBS Group Holdings Ltd. - ADR	26,065

	Commercial Services & Supplies - 0.35%
875	Republic Services, Inc.	24,903
1,056	Waste Management, Inc.	34,774
		59,677

	Communications Equipment - 2.50%
62,333	Nokia Corp. - ADR	419,501

	Computers & Peripherals - 0.38%
3,909	Seagate Technology PLC #	63,130

	Construction Materials - 1.88%
17,179	CRH PLC - ADR	316,265

	Diversified Telecommunication Services - 19.89%
9,713	AT&T, Inc.	284,688
5,388	BCE, Inc. #	213,419
4,773	BT Group PLC - ADR	144,336
31,715	Deutsche Telekom AG - ADR	402,780
23,573	France Telecom S.A. - ADR	423,843
2,258	KT Corp. - ADR	37,663
7,257	Portugal Telecom, SGPS, S.A. - ADR	52,178
30,238	Telecom Italia S.p.A. - ADR	375,858
18,376	Telefonica S.A. - ADR	392,695
32,542	Telstra Corp., Ltd. - ADR	528,808
3,408	TELUS Corp. #	173,774
8,479	Verizon Communications, Inc.	313,553
		3,343,595
	Energy Equipment & Services - 0.86%
2,526	Transocean Ltd. #	144,361

	Food & Staples Retailing - 0.18%
521	Wal-Mart Stores, Inc.	29,551

	Food Products - 2.29%
11,662	ConAgra Foods, Inc.	295,398
757	Kellogg Co.	41,037
2,696	Sara Lee Corp.	47,989
		384,424
	Industrial Conglomerates - 0.13%
1,082	Koninklijke Philips Electronics N.V. - ADR	22,560

	Insurance - 6.40%
17,956	Allianz SE - ADR	201,107
23,727	Aviva PLC - ADR	259,811
11,002	AXA S.A. - ADR	177,682
2,028	Prudential PLC - ADR	41,919
15,672	Sun Life Financial, Inc. #	395,248
		1,075,767
	Media - 0.74%
2,500	Thomson Reuters Corp. #	74,175
800	Time Warner Cable, Inc.	50,952
		125,127
	Office Electronics - 0.32%
1,187	Canon, Inc. - ADR	54,068

	Oil, Gas & Consumable Fuels - 14.60%
824	BP PLC - ADR	36,404
5,552	Canadian Oil Sands Ltd. #	128,472
2,078	Chevron Corp.	218,294
2,266	ConocoPhillips	157,827
1,383	Encana Corp. #	30,011
8,328	ENI S.p.A. - ADR	366,599
1,999	Marathon Oil Corp.	52,034
1,010	PetroChina Co., Ltd. - ADR	130,906
7,446	Repsol YPF, S.A. - ADR	224,646
4,550	Royal Dutch Shell PLC - ADR	322,641
2,567	Sasol Ltd. - ADR	116,131
9,901	Statoil ASA - ADR	251,782
8,013	Total S.A. - ADR	419,080
		2,454,827
	Paper & Forest Products - 2.97%
548	International Paper Co.	15,180
4,237	Stora Enso Oyj - ADR	26,820
28,735	Svenska Cellulosa AB (SCA) - ADR	414,071
3,691	UPM-Kymmene Oyj - ADR	43,111
		499,182
	Pharmaceuticals - 12.40%
1,139	Abbott Laboratories	61,358
10,492	AstraZeneca PLC - ADR	502,672
14,707	Bristol-Myers Squibb Co.	464,594
1,403	Eisai Co., Ltd. - ADR	55,531
13,152	Eli Lilly & Co.	488,728
2,337	Johnson & Johnson	150,479
18,741	Pfizer, Inc.	360,952
		2,084,314
	Semiconductors & Semiconductor Equipment - 3.14%
11,571	Intel Corp.	283,952
9,689	STMicroelectronics N.V. - ADR	67,145
14,076	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	177,639
		528,736
	Specialty Retail - 0.22%
860	Limited Brands, Inc.	36,731

	Tobacco - 2.02%
8,779	Reynolds American, Inc.	339,572

	Wireless Telecommunication Services - 10.92%
4,675	China Mobile Ltd. - ADR	222,343
18,789	Mobile TeleSystems - ADR	268,495
7,693	NTT DOCOMO, Inc. - ADR	136,858
2,147	Philippine Long Distance Telephone Co. - ADR	119,244
6,299	Rogers Communications, Inc. - Class B #	228,969
15,794	SK Telecom Co., Ltd. - ADR	233,593
16,054	VimpelCom Ltd. - ADR	176,273
16,179	Vodafone Group PLC - ADR	450,423
		1,836,198
	Total Common Stocks (Cost $15,513,295)	15,390,692

	PREFERRED STOCKS - 2.91%
	Diversified Telecommunication Services - 2.91%
2,924	Tele Norte Leste Participacoes S.A. - ADR	31,725
15,774	Telefonica Brasil S.A. - ADR	457,761
	Total Preferred Stocks (Cost $445,588)	489,486

	SHORT-TERM INVESTMENTS - 3.55%
597,254	Fidelity Institutional Money Market Government Portfolio, Class I, 0.05%† (Cost $597,254)	597,254
	Total Investments in Securities (Cost $16,556,137) - 98.01%	16,477,432
	Other Assets in Excess of Liabilities - 1.99%	334,910
	Net Assets - 100.00%	$16,812,342

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of October 31, 2011.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	31.1%
United Kingdom	11.3%
Canada	7.4%
France	6.1%
Italy	4.4%
Ireland	4.3%
Germany	3.8%
Spain	3.7%
Australia	3.1%
Brazil	2.9%
Finland	2.9%
Sweden	2.5%
Netherlands	2.5%
Switzerland	1.7%
Republic of Korea	1.6%
Russian Federation	1.6%
Norway	1.5%
Japan	1.5%
Hong Kong	1.3%
Taiwan, Province of China	1.1%
Bermuda	1.0%
China	0.8%
Philippines	0.7%
South Africa	0.7%
Portugal	0.3%
Singapore	0.2%
100.0%

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at October 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.92%
	Aerospace & Defense - 3.26%
365	Aerovironment, Inc. *	$12,056
751	Astronics Corp. *	22,830
942	Ceradyne, Inc. *	31,519
961	HEICO Corp.	54,796
2,391	Hexcel Corp. *	59,082
314	Teledyne Technologies, Inc. *	17,104
354	Triumph Group, Inc.	20,567
		217,954
	Airlines - 0.57%
549	Copa Holdings S.A. - Class A #	37,919

	Auto Components - 2.96%
689	BorgWarner, Inc. *	52,702
2,192	The Goodyear Tire & Rubber Co. *	31,477
650	Magna International, Inc. #	24,797
1,292	Standard Motor Products, Inc.	20,091
1,446	Tenneco, Inc. *	47,313
511	TRW Automotive Holdings Corp. *	21,513
		197,893
	Automobiles - 0.18%
603	Tata Motors Ltd. - ADR	12,090

	Beverages - 0.49%
229	Brown-Forman Corp. - Class B	17,113
595	Coca-Cola Enterprises, Inc.	15,958
		33,071
	Biotechnology - 0.54%
998	Cepheid, Inc. *	35,808

	Building Products - 0.53%
511	Owens Corning, Inc. *	14,502
1,120	Trex Co., Inc. *	20,698
		35,200
	Capital Markets - 0.28%
296	Virtus Investment Partners, Inc. *	18,470

	Chemicals - 2.69%
1,373	American Vanguard Corp.	16,984
1,621	Georgia Gulf Corp. *	29,340
128	NewMarket Corp.	24,850
700	Potash Corporation of Saskatchewan, Inc. - ADR	33,131
363	Valhi, Inc.	21,450
1,309	Westlake Chemical Corp.	53,944
		179,699
	Commercial Services & Supplies - 2.04%
552	Copart, Inc. *	24,040
1,290	Interface, Inc. - Class A	16,822
669	Multi-Color Corp.	17,735
2,283	Waste Connections, Inc.	77,736
		136,333
	Communications Equipment - 1.06%
116	F5 Networks, Inc. *	12,058
1,034	InterDigital, Inc.	44,927
1,173	JDS Uniphase Corp. *	14,076
		71,061
	Construction & Engineering - 1.12%
2,419	Dycom Industries, Inc. *	47,001
1,282	MasTec, Inc. *	27,717
		74,718

	Diversified Consumer Services - 1.66%
411	Coinstar, Inc. *	19,621
295	Sotheby's	10,390
1,083	Weight Watchers International, Inc.	80,813
		110,824
	Diversified Telecommunication Services - 2.86%
1,671	Consolidated Communications Holdings, Inc.	31,548
1,524	General Communication, Inc. - Class A *	14,402
906	Rostelecom - ADR	27,701
6,069	Telecom Corporation of New Zealand Ltd. - ADR	62,147
16,546	Vonage Holdings Corp. *	55,429
		191,227
	Electrical Equipment - 0.25%
604	General Cable Corp. *	16,936

	Electronic Equipment, Instruments & Components - 1.88%
648	Cognex Corp.	21,961
1,784	Electro Scientific Industries, Inc. *	21,925
441	FARO Technologies, Inc. *	18,425
326	OSI Systems, Inc. *	14,442
887	Rofin-Sinar Technologies, Inc. *	23,062
2,420	Vishay Intertechnology, Inc. *	26,015
		125,830
	Energy Equipment & Services - 2.95%
743	Baker Hughes, Inc.	43,087
88	CARBO Ceramics, Inc.	11,955
5,381	ION Geophysical Corp. *	41,003
709	Patterson-UTI Energy, Inc.	14,407
1,214	Precision Drilling Corp. *#	14,046
3,143	RPC, Inc.	58,366
912	Weatherford International Ltd. *#	14,136
		197,000
	Food & Staples Retailing - 1.11%
719	Pricesmart, Inc.	54,673
268	Whole Foods Market, Inc. *	19,328
		74,001
	Food Products - 3.40%
1,274	B&G Foods, Inc.	27,034
188	Bunge Ltd. #	11,613
1,001	Cal-Maine Foods, Inc.	33,353
1,170	ConAgra Foods, Inc.	29,636
1,497	Dean Foods Co. *	14,551
1,546	Flowers Foods, Inc.	31,214
810	Green Mountain Coffee Roasters, Inc. *	52,666
473	The Hershey Co.	27,070
		227,137
	Health Care Equipment & Supplies - 2.47%
157	Atrion Corp.	35,325
290	C.R. Bard, Inc.	24,925
678	The Cooper Companies, Inc.	46,985
745	Cyberonics, Inc. *	21,456
965	Zoll Medical Corp. *	36,487
		165,178
	Health Care Providers & Services - 1.99%
339	AMERIGROUP Corp. *	18,859
632	Centene Corp. *	22,215
607	Coventry Health Care, Inc. *	19,309
179	Humana, Inc.	15,195
4,597	Sunrise Senior Living, Inc. *	25,283
1,576	Team Health Holdings, Inc. *	32,024
		132,885
	Health Care Technology - 0.91%
690	Computer Programs and Systems, Inc.	35,238
660	Quality Systems, Inc.	25,681
		60,919

	Hotels, Restaurants & Leisure - 5.24%
147	Chipotle Mexican Grill, Inc. *	49,410
695	DineEquity, Inc. *	32,637
732	Domino's Pizza, Inc. *	23,446
6,385	Krispy Kreme Doughnuts, Inc. *	45,078
1,015	Las Vegas Sands Corp. *	47,654
558	Peet's Coffee & Tea, Inc. *	35,556
1,789	Red Robin Gourmet Burgers, Inc. *	44,850
850	Royal Caribbean Cruises Ltd. #	25,262
538	Tim Hortons, Inc. #	26,534
147	Wynn Resorts Ltd.	19,522
		349,949
	Household Durables - 2.08%
1,286	D.R. Horton, Inc.	14,313
1,444	Tempur-Pedic International, Inc. *	98,279
470	Tupperware Brands Corp.	26,574
		139,166
	Household Products - 0.92%
1,392	Church & Dwight Co., Inc.	61,499

	Internet & Catalog Retail - 1.13%
149	priceline.com, Inc. *	75,650

	Internet Software & Services - 3.48%
2,570	IAC/InterActiveCorp. *	104,933
851	Keynote Systems, Inc. *	20,313
1,573	Liquidity Services, Inc. *	51,217
319	Open Text Corp. *#	19,465
432	Sohu.com, Inc. *	26,093
294	WebMD Health Corp. *	10,569
		232,590
	IT Services - 3.08%
721	Alliance Data Systems Corp. *	73,859
4,390	Cardtronics, Inc. *	109,443
578	Gartner, Inc. *	22,265
		205,567
	Leisure Equipment & Products - 1.22%
1,452	Brunswick Corp.	25,642
880	Polaris Industries, Inc.	55,739
		81,381
	Machinery - 6.24%
382	AGCO Corp. *	16,743
1,106	Chart Industries, Inc. *	62,500
1,421	Colfax Corp. *	35,894
124	Cummins, Inc.	12,329
311	Gardner Denver, Inc.	24,050
305	Joy Global, Inc.	26,596
344	Kennametal, Inc.	13,378
346	Lindsay Corp.	20,103
1,878	Lydall, Inc. *	20,583
1,046	Miller Industries, Inc.	21,380
1,003	Mueller Industries, Inc.	40,571
231	Nordson Corp.	10,711
972	Timken Co.	40,941
3,174	Titan International, Inc.	71,415
		417,194

	Media - 2.30%
575	Arbitron, Inc.	22,845
1,268	Cablevision Systems Corp. - Class A	18,348
464	Charter Communications, Inc. - Class A *	21,316
1,139	DISH Network Corp. - Class A*	27,530
1,497	Global Sources Ltd. *#	10,913
876	Knology, Inc. *	12,553
167	Liberty Media Corp. - Class A *	12,829
1,938	Lions Gate Entertainment Corp. *#	15,930
1,211	Sinclair Broadcast Group, Inc. - Class A	11,601
		153,865
	Metals & Mining - 2.79%
631	Allegheny Technologies, Inc.	29,278
1,648	Carpenter Technology Corp.	93,475
595	Nucor Corp.	22,479
1,002	Pan American Silver Corp. *#	28,016
431	Southern Copper Corp.	13,223
		186,471
	Multi-line Retail - 1.52%
822	Dillard's, Inc. - Class A	42,358
742	Dollar Tree, Inc. *	59,330
		101,688
	Oil, Gas & Consumable Fuels - 4.53%
452	Cabot Oil & Gas Corp.	35,129
1,175	Crosstex Energy, Inc.	15,310
3,208	HollyFrontier Corp.	98,454
362	Peabody Energy Corp.	15,700
3,451	Provident Energy Ltd. #	31,266
303	Range Resources Corp.	20,859
328	Sunoco, Inc.	12,211
2,847	Tesoro Corp.	73,851
		302,780
	Personal Products - 2.40%
1,047	Elizabeth Arden, Inc. *	35,891
1,696	Herbalife Ltd. #	105,763
364	Nu Skin Enterprises, Inc. - Class A	18,393
		160,047
	Pharmaceuticals - 0.99%
1,964	The Medicines Co. *	36,766
329	Perrigo Co.	29,702
		66,468
	Professional Services - 1.92%
549	Manpower, Inc.	23,684
755	Mistras Group, Inc. *	16,459
4,217	On Assignment, Inc. *	45,501
2,333	Resources Connection, Inc.	25,873
254	Towers Watson & Co. - Class A	16,688
		128,205
	Semiconductors & Semiconductor Equipment - 4.09%
7,096	Atmel Corp. *	74,934
2,801	Cirrus Logic, Inc. *	46,609
1,472	Fairchild Semiconductor International, Inc. *	22,036
3,510	GT Advanced Technologies, Inc. *	28,782
327	KLA-Tencor Corp.	15,398
2,855	Kulicke & Soffa Industries, Inc. *	27,551
890	OmniVision Technologies, Inc. *	14,516
6,759	Silicon Image, Inc. *	43,528
		273,354

	Software - 3.13%
582	ACI Worldwide, Inc. *	17,850
1,112	Activision Blizzard, Inc.	14,890
974	Aspen Technology, Inc. *	16,889
294	Informatica Corp. *	13,377
243	Intuit, Inc. *	13,042
1,556	Mentor Graphics Corp. *	17,676
1,451	TIBCO Software, Inc. *	41,919
2,331	Tyler Technologies, Inc. *	73,590
		209,233
	Specialty Retail - 5.12%
187	Advance Auto Parts, Inc.	12,168
499	AutoNation, Inc. *	19,431
235	AutoZone, Inc. *	76,044
345	The Buckle, Inc.	15,373
3,779	Cost Plus, Inc. *	29,816
962	Genesco, Inc. *	56,700
267	PetSmart, Inc.	12,536
1,480	Sally Beauty Holdings, Inc. *	28,401
379	Ulta Salon Cosmetics & Fragrance, Inc. *	25,503
725	Vitamin Shoppe, Inc. *	27,340
3,262	Wet Seal, Inc. - Class A *	13,668
1,094	Zumiez, Inc. *	24,889
		341,869
	Textiles, Apparel & Luxury Goods - 5.15%
2,036	Crocs, Inc. *	35,976
711	Deckers Outdoor Corp. *	81,936
1,010	Fossil, Inc. *	104,697
1,860	Lululemon Athletica, Inc. *	105,053
197	Under Armour, Inc. - Class A *	16,629
		344,291
	Tobacco - 0.39%
1,475	Vector Group Ltd.	25,916

	Trading Companies & Distributors - 0.87%
2,474	United Rentals, Inc. *	57,916

	Wireless Telecommunication Services - 1.13%
3,481	MetroPCS Communications, Inc. *	29,588
1,764	Tim Participacoes S.A. - ADR	45,935
		75,523
	Total Common Stocks (Cost $6,211,543)	6,342,775

	PREFERRED STOCKS - 1.54%
	Chemicals - 0.17%
615	Braskem S.A. - ADR *	11,095

	Diversified Telecommunication Services - 1.37%
719	Brasil Telecom S.A. - ADR	14,775
2,646	Telefonica Brasil S.A. -ADR	76,787
		91,562
	Total Preferred Stocks (Cost $115,253)	102,657

	SHORT-TERM INVESTMENTS - 3.74%
250,173	Fidelity Institutional Money Market Government Portfolio, Class I, 0.05%† (Cost $250,173)	250,173
	Total Investments in Securities (Cost $6,576,969) - 100.20%	6,695,605
	Liabilities in Excess of Other Assets - (0.20)%	(13,480)
	Net Assets - 100.00%	$6,682,125

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of October 31, 2011.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
October 31, 2011 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
▪
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

▪
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2011:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,116,715	$-	$-	$6,116,715
Consumer Staples	5,202,460	-	-	5,202,460
Energy	3,647,811	-	-	3,647,811
Financials	1,893,578	-	-	1,893,578
Health Care	3,691,068	-	-	3,691,068
Industrials	2,650,020	-	-	2,650,020
Information Technology	8,724,294	-	-	8,724,294
Materials	1,167,488	-	-	1,167,488
Telecommunication Services	1,458,841	-	-	1,458,841
Utilities	750,888	-	-	750,888
Total Common Stocks	35,303,163	-	-	35,303,163
Short-Term Investments	779,729	-	-	779,729
Total Investments in Securities	$36,082,892	$-	$-	$36,082,892

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$161,858	$-	$-	$161,858
Consumer Staples	753,547	-	-	753,547
Energy	2,599,188	-	-	2,599,188
Financials	1,241,062	-	-	1,241,062
Health Care	2,084,314	-	-	2,084,314
Industrials	1,490,048	-	-	1,490,048
Information Technology	1,065,435	-	-	1,065,435
Materials	815,447	-	-	815,447
Telecommunication Services	5,179,793	-	-	5,179,793
Total Common Stocks	15,390,692	-	-	15,390,692
Preferred Stocks
Telecommunication Services	489,486	-	-	489,486
Total Preferred Stocks	489,486	-	-	489,486
Short-Term Investments	597,254	-	-	597,254
Total Investments in Securities	$16,477,432	$-	$-	$16,477,432

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,908,666	$-	$-	$1,908,666
Consumer Staples	581,671	-	-	581,671
Energy	499,780	-	-	499,780
Financials	18,470	-	-	18,470
Health Care	461,258	-	-	461,258
Industrials	1,122,375	-	-	1,122,375
Information Technology	1,117,635	-	-	1,117,635
Materials	366,170	-	-	366,170
Telecommunication Services	266,750	-	-	266,750
Total Common Stocks	6,342,775	-	-	6,342,775
Preferred Stocks
Materials	11,095	-	-	11,095
Telecommunication Services	91,562	-	-	91,562
Total Preferred Stocks	102,657	-	-	102,657
Short-Term Investments	250,173	-	-	250,173
Total Investments in Securities	$6,695,605	$-	$-	$6,695,605

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at October 31, 2011, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the quarter ended October 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at October 31, 2011 was as follows*:

All Cap Core Fund

Cost of investments	$35,792,444

Gross unrealized appreciation	$2,240,177
Gross unrealized depreciation	(1,949,729)
Net unrealized appreciation	$290,448

Enhanced Dividend Fund

Cost of investments	$16,583,630

Gross unrealized appreciation	$822,114
Gross unrealized depreciation	(928,312)
Net unrealized depreciation	$(106,198)

Small/Mid Cap Growth Fund

Cost of investments	$6,677,834

Gross unrealized appreciation	$628,180
Gross unrealized depreciation	(610,409)
Net unrealized appreciation	$17,771

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                                            Douglas G. Hess, President

Date 12/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                                             Douglas G. Hess, President

Date 12/28/2011

By (Signature and Title)* /s/ Cheryl L. King
                                                             Cheryl L. King, Treasurer

Date 12/28/2011

* Print the name and title of each signing officer under his or her signature.